BORROWINGS	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Borrowings
BORROWINGS

Federal Home Loan Bank Advances
As a member of the FHLB, the Bank has access to a pre-approved secured line of credit with the FHLB of $10.0 million and the capacity to obtain additional advances up to a certain percentage of the value of its qualified collateral, as defined in the FHLB Statement of Credit Policy.  FHLB advances are secured by qualified collateral, which is based on a percentage of its outstanding residential first mortgage loans.  In accordance with an agreement with the FHLB, the qualified collateral must be free and clear of liens, pledges and encumbrances.  At December 31, 2012 and 2011, there were no advances outstanding under the line of credit.  Other outstanding advances from the FHLB aggregated $98.1 million and $100.1 million at December 31, 2012 and 2011, respectively, at interest rates ranging from 0.80% to 4.97% and 1.56% to 4.97%, respectively.

Junior Subordinated Debt Owed to Unconsolidated Trust
SI Capital Trust II (the “Trust”), a wholly-owned subsidiary of the Company, was formed on August 31, 2006.  The Trust had no independent assets or operations, and was formed to issue $8.0 million of trust securities and invest the proceeds thereof in an equivalent amount of junior subordinated debentures issued by the Company.  The trust preferred securities mature in 2036 and bear interest at three-month LIBOR plus 1.70%.  The Company may redeem the trust preferred securities, in whole or in part.

The Company entered into an interest rate swap agreement on July 1, 2010 to effectively convert the floating rate interest on its junior subordinated debentures to a fixed interest rate.  See Note 17 for a discussion of derivative instruments and hedging activities.

The subordinated debt securities are unsecured obligations of the Company and are subordinate and junior in right of payment to all present and future senior indebtedness of the Company.  The Company has entered into a guarantee, which together with its obligations under the subordinated debt securities and the declaration of trust governing the Trust, including its obligations to pay costs, expenses, debts and liabilities, other than trust securities, provides a full and unconditional guarantee of amounts on the capital securities.  If the Company defers interest payments on the junior subordinated debt securities, or otherwise is in default of the obligations, the Company would be prohibited from making dividend payments to its shareholders.

The contractual maturities of borrowings, by year, at December 31, 2012 are as follows:

	FHLB Advances	Subordinated Debt	Total
	(Dollars in Thousands)
2013	$21,000	$—	$21,000
2014	24,000	—	24,000
2015	26,069	—	26,069
2016	18,000	—	18,000
2017 (1)	5,000	—	5,000
Thereafter (2)	4,000	8,248	12,248
Total	$98,069	$8,248	$106,317
Weighted average rate	3.25%	4.14%	3.32%

(1) Includes FHLB advance of $3.0 million that is callable during 2013.
(2) Includes FHLB advance of $2.0 million that is callable during 2013.